SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax benefit at the statutory rate			$ (1,684,459)	$ 861,644
Tax benefit at the statutory rate, percentage			21.00%	21.00%
State income taxes, net of federal income tax benefit			$ (401,062)	$ 205,153
State income taxes, net of federal income tax benefit, percentage			5.00%	5.00%
Unallowed deductions			$ 3,991
Unallowed deductions, percentage			(0.05%)	0.00%
Change in warrant derivative liability			$ (208,957)	$ 103,364
Change in warrant derivative liability, percentage			2.61%	2.52%
Change in earnout shares derivative liability			$ (273,802)	$ (4,870,194)
Change in earnout shares derivative liability, percentage			3.41%	(118.70%)
Stock based forbearance fee expense				$ 3,439,001
Stock based forbearance fee expense, percentage			0.00%	83.82%
Stock based compensation expense			$ 200,878
Stock based compensation expense, percentage			(2.50%)	0.00%
Gain (loss) on settlement of debt			$ 197,679
Gain (loss) on settlement of debt, percentage			(2.46%)	0.00%
Amortization of debt discount			$ 571,823	$ 24,608
Amortization of debt discount, percentage			(7.13%)	0.60%
Change in valuation allowance			$ 1,593,909	$ 236,623
Change in valuation allowance, percentage			(19.87%)	5.77%
Total				$ 200